Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 314,002	$ 258,746
Commitments to extend credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	238,527	253,375
Commitments to originate residential first and second mortgage loans
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	1,471	2,626
Standby letters of credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 74,004	$ 2,745